CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Installment Loans, fair value	¥ 63,272	¥ 90,893
Investment in securities, measured at fair value	9,384	25,295
Other assets, measured at fair value	6,297	18,206
Policy liabilities and Policy Account Balances	¥ 266,422	¥ 300,739
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,285,724,480	1,324,629,128
Treasury stock, shares	68,386,164	70,157,472
Amortized Cost	¥ 2,026,767
Allowance for Credit Losses	¥ 120
Officer's Compensation Board Incentive Plan
Treasury stock, shares	2,154,248	1,476,828